Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments

Note 9. Commitments and Contingencies

Facility Leases

On July 1, 2015 the Company executed a new four year non-cancelable operating lease agreement for 8,171 square feet of office space for its headquarters facility. The lease agreement provides for monthly lease payments of $23,300 beginning in September of 2015, with increases in the following three years. An additional 5,265 square feet of office space will become part of the new lease agreement on March 1, 2016.

The Company leases office space under a non-cancelable operating lease agreement which was set to expire in May 2015. On February 2, 2015, the Company signed an amendment to its lease agreement, extending the lease through June 2018. The amendment provides for monthly lease payments of $22,000 beginning in June 2015, with increases in the following two years. The Company plans to sublease this facility as soon as feasible.

Rent expense was $177,000 and $221,000 during the nine months ended September 30, 2014 and 2015, respectively. Rent expense was $56,000 and $83,000 during the three months ended September 30, 2014 and 2015, respectively.

Contingencies

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future, but have not yet been made. The Company accrues a liability for such matters when it is probable that future expenditures will be made and such expenditures can be reasonably estimated.

In 2010 the Company entered into an Asset Purchase Agreement (the “BDDI Asset Purchase Agreement”) with BioMedical Drug Development, Inc. (“BDDI”). Pursuant to the BDDI Asset Purchase Agreement, the Company made a payment of $150,000 for the acquisition of intellectual property which the Company used to develop its product, CoSense. As part of the terms of the agreement, the Company was contingently committed to make development and sales-related milestone payments of up to $200,000 under certain circumstances, as well as single-digit-percentage royalties relating to potential planned product sales of CoSense. During fiscal 2013 and 2014, the Company made no payments and incurred no liabilities in connection with the agreement, and there were no outstanding payments due as of December 31, 2014.

On June 30, 2015, the Company entered into an amendment of the BDDI Asset Purchase Agreement (the “BDDI Amending Agreement”), under which the Company committed to pay aggregate cash payments of $450,000 and issue 40,000 shares of Common Stock to an affiliate of BDDI, valued at $112,000 based on closing price of the Common Stock on June 30, 2015. With respect to the aggregate cash payments of $450,000, the Company paid an affiliate of BDDI an initial sum of $150,000 on July 1, 2015, and is obligated to pay $100,000 on each of the six , twelve and eighteen-month anniversaries of the signing of the amended agreement. In addition, on July 1, 2015, the Company issued 40,000 shares of Common Stock to an affiliate of BDDI. Under the original Asset Purchase Agreement dated June 11, 2010, the Company purchased a patent for Breath End Tidal Gas Monitor. The patent was issued on June 19, 2003 and expires on August 1, 2027. The Company has capitalized the cost of the patent purchased as an intangible asset on its consolidated balance sheet, and is amortizing the cost over the remaining useful life of the patent.

Note 10. Commitments

Facility Leases

The Company leases its headquarters facility under a non-cancelable operating lease agreement set to expire the end of May 2015. The Company previously leased two other facilities under non-cancelable operating lease agreements that expired in January 2014 and May 2014, respectively. Rent expense was $304,000 and $230,000 during the fiscal years ended December 31, 2013 and December 31, 2014, respectively.

As of December 31, 2014, the Company’s future minimum commitment under the non-cancelable operating lease is approximately $18,000.

Product Development Agreement

In 2010 the Company entered into an asset purchase agreement with BioMedical Drug Development, Inc. Pursuant to the agreement, the Company made a payment of $150,000 for the acquisition of intellectual property which the Company used to develop its product, CoSense. As part of the terms of the agreement, the Company is contingently committed to make development and sales-related milestone payments of up to $200,000 under certain circumstances, as well as single-digit-percentage royalties relating to potential planned product sales of CoSense. The amount, timing and likelihood of these payments are unknown, as they are dependent on the occurrence of future events that may or may not occur. During the fiscal years ended December 31, 2013 and December 31, 2014, the Company made no payments and incurred no liabilities in connection with the agreement, and there are no outstanding payments due as of December 31, 2013 and December 31, 2014.